Expense Example, No Redemption - Class A C S I N R T Shares - Janus Henderson High-Yield Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	569	769	986	1,608	176	545	939	1,840	129	403	697	1,534	73	227	395	883	63	199	346	774	148	459	792	1,735	89	278	482	1,073